Supplement to the
Fidelity® Short-Term Bond Fund
October 30, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 9.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 11.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

STP-11-01 February 8, 2011
1.790645.112

Supplement to the
Fidelity® Intermediate Bond Fund
October 30, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 9.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 11.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

IBF-11-01 February 8, 2011
1.479312.115

Supplement to the
Fidelity® Investment Grade Bond Fund
October 30, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 9.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 9.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

IGB-11-01 February 8, 2011
1.734043.115

Supplement to the

Fidelity® Intermediate Bond Fund (FTHRX), Fidelity Investment Grade Bond Fund (FBNDX), Fidelity Mortgage Securities Fund (FMSFX), Fidelity Short-Term Bond Fund (FSHBX), and Fidelity Total Bond Fund (FTBFX)

Fidelity Investment Grade Bond Fund is a Class of shares of Fidelity Investment Grade Bond Fund; Fidelity Mortgage Securities Fund is a Class of shares of Fidelity Advisor® Mortgage Securities Fund; Fidelity Short-Term Bond Fund is a Class of shares of Fidelity Short-Term Bond Fund; and Fidelity Total Bond Fund is a Class of shares of Fidelity Total Bond Fund

Funds of Fidelity Fixed-Income Trust, Fidelity Advisor Series II, and Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information supplements the information found in the "Investment Policies and Limitations" section on page 15.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

RCOM8B-11-01 February 8, 2011
1.872064.106

Supplement to the
Fidelity® U.S. Bond Index Fund
October 30, 2010
Prospectus

Effective February 1, 2011, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.05%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.22%

Effective February 1, 2011, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

1 year	$ 23
3 years	$ 71
5 years	$ 124
10 years	$ 280

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 9.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 10.

UBI-11-01 February 8, 2011
1.479318.114

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

The following information replaces the similar information found in the "Fund Management" section on page 24.

The fund's annual management fee rate is 0.05% of its average net assets.

Supplement to the

Fidelity® U.S. Bond Index Fund (FBIDX)

A Class of shares of Fidelity U.S. Bond Index Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 11.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

Effective February 1, 2011, the following information supplements the information found under the heading "Management Related Expenses" in the "Management Contract" section beginning on page 24.

FMR and the fund on behalf of the retail class of Fidelity U.S. Bond Index Fund have entered into the U.S. Bond Index 22 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of the retail class of Fidelity U.S. Bond Index Fund to limit the total annual operating expenses (excluding interest, taxes, brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments, fees and expenses of the Independent Trustees, and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation) to 0.22%. This Expense Contract may not be amended to increase the fees or expenses payable by a class except by a vote of a majority of the Board. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective February 1, 2011, the following information replaces the similar information found under the "Management Contract" section on page 25.

Management Fee. For the services of FMR under the management contract, the fund paid FMR a monthly management fee at the annual rate of 0.22% of the fund's average net assets throughout the month for periods prior to February 1, 2011. Effective February 1, 2011, for the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.05% of the fund's average monthly net assets throughout the month.

UBIB-11-01 February 8, 2011
1.720407.113

Supplement to the
Fidelity® Series
Investment Grade Bond Fund
Class F
October 30, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 9.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 11.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and causes to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

LIG-F-11-01 February 8, 2011
1.924861.100

Supplement to the
Fidelity® Short-Term Bond Fund
Class F
October 30, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 9.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 11.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

STP-F-11-01 February 8, 2011
1.924862.100

Supplement to the

Fidelity® Series Investment Grade Bond Fund Class F (FSIGX) and Fidelity Short-Term Bond Fund Class F (FSHBX)

Funds of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2010

Effective immediately, the general research services agreement with Fidelity Research and Analysis Company has been terminated on behalf of the funds.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information supplements the information found in the "Investment Policies and Limitations" section on page 15.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

F-COM8B-11-01 February 8, 2011
1.903401.101

Supplement to the

Fidelity® Corporate Bond Fund (FCBFX)

A Class of shares of Fidelity Corporate Bond Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

CBDB-11-01 February 8, 2011
1.924864.100

Supplement to the

Fidelity AdvisorSM Corporate Bond Fund

Class A (FCBAX), Class T (FCBTX), Class C (FCCCX), and Institutional Class (FCBIX)

Classes of shares of Fidelity® Corporate Bond Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

ACBD/ACBDIB-11-01 February 8, 2011
1.924865.100

Supplement to the
Fidelity AdvisorSM Investment Grade Bond Fund
Class A, Class T, Class B, and Class C
October 30, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 10.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 10.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

AIGB-11-01 February 8, 2011
1.777602.119

Supplement to the
Fidelity AdvisorSM
Investment Grade Bond Fund
Institutional Class
October 30, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 9.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 9.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

AIGBI-11-01 February 8, 2011
1.790651.112

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity AdvisorSM Intermediate Bond Fund	FDIAX	FTBRX	FIBBX	FNBCX	EFIPX
Fidelity® Investment Grade Bond Fund	FGBAX	FGBTX	FGBBX	FGBCX	FGBPX
Fidelity Advisor Mortgage Securities Fund	FMGAX	FMSAX	FMSBX	FOMCX	FMSCX
Fidelity Advisor Short Fixed-Income Fund	FSFAX	FASFX	FBSFX	FSFCX	FSXIX
Fidelity Total Bond Fund	FEPAX	FEPTX	FBEPX	FCEPX	FEPIX

Fidelity Advisor Investment Grade Bond Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Investment Grade Bond Fund; and Fidelity Advisor Total Bond Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Total Bond Fund

Funds of Fidelity Advisor Series II, Fidelity Fixed-Income Trust, and Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information supplements the information found in the "Investment Policies and Limitations" section on page 15.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

ACOM8B-11-01 February 8, 2011
1.842757.109

Supplement to the
Fidelity® Series Investment Grade Bond Fund
October 30, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 8.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 10.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and causes to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

LIG-11-01 February 8, 2011
1.899738.102

Supplement to the

Fidelity® Series Investment Grade Bond Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

The following information replaces the similar information found in the "Investment Policies and Limitations" section beginning on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information supplements the information found in the "Investment Policies and Limitations" section on page 14.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

LIGB-11-01 February 8, 2011
1.881203.103

Supplement to the

Fidelity® Tax-Free Bond Fund (FTABX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

The following information replaces similar information for Christine Thompson and supplements information for Jamie Pagliocco found in the "Management Contract" section on page 26.

Kevin Ramundo is co-manager of Fidelity Tax-Free Bond Fund and receives compensation for his services. Mark Sommer is co-manager of Fidelity Tax-Free Bond Fund and receives compensation for his services. As of June 30, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR municipal bond funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Tax-Free Bond Fund is based on the fund's pre-tax investment performance measured against the Barclays Capital 3+ Year Non-AMT Municipal Bond Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

SFBB-11-01 February 8, 2011
1.774661.110

The following table provides information relating to other accounts managed by Mr. Ramundo as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 21,506	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Tax-Free Bond Fund ($1,987 (in millions) assets managed).

As of June 30, 2010, the dollar range of shares of Fidelity Tax-Free Bond Fund beneficially owned by Mr. Ramundo was $10,001-$50,000.

The following table provides information relating to other accounts managed by Mr. Sommer as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 21,542	none	$ 160
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Tax-Free Bond Fund ($1,987 (in millions) assets managed).

As of June 30, 2010, the dollar range of shares of Fidelity Tax-Free Bond Fund beneficially owned by Mr. Sommer was $100,001-$500,000.

Supplement to the

Fidelity® Select Portfolios®

Money Market Portfolio (FSLXX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 3.

NRSRO's. The Board of Trustees has designated each of the following nationally recognized statistical rating organizations (NRSROs) as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS, Ltd.; Fitch, Inc.; Moody's Investor Services; and Standard & Poor's Ratings Services.

Effective May 28, 2010, the following information replaces the similar information regarding the fund's non-fundamental investment limitation with respect to illiquid securities in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

The following information supplements the information in the "Fund Holdings Information" section on page 28.

Beginning on or before October 7, 2010, the fund will provide a full list of holdings as of the last business day of the previous month on the web site. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

SELMMB-11-01 February 8, 2011
1.872061.106

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Intermediate Treasury Bond Index Fund	FIBIX	FIBAX
Spartan Long-Term Treasury Bond Index Fund	FLBIX	FLBAX
Spartan Short-Term Treasury Bond Index Fund	FSBIX	FSBAX

Funds of Fidelity® Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the funds.

LBXB-11-01 February 8, 2011
1.872059.103

Supplement to the

Fidelity® Inflation-Protected Bond Fund (FINPX)

A Class of shares of Fidelity Inflation-Protected Bond Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

IFBB-11-01 February 8, 2011
1.778252.111

Supplement to the

Fidelity Advisor Inflation-Protected Bond Fund

Class A (FIPAX), Class T (FIPTX), Class B (FBIPX), Class C (FIPCX), and Institutional Class (FIPIX)

Classes of shares of Fidelity® Inflation-Protected Bond Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

AIFB/AIFBIB-11-01 February 8, 2011
1.789511.111

Supplement to the

Fidelity® Series Inflation-Protected Bond Index Fund (FSIPX)

A Class of shares of Fidelity Series Inflation-Protected Bond Index Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

SIB-SB-11-01 February 8, 2011
1.918643.101

Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 11.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 14.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

RRS-11-01 February 8, 2011
1.820982.113

Supplement to the

Fidelity® Strategic Real Return Fund (FSRRX)

A Class of shares of Fidelity Strategic Real Return Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2010

Effective immediately, the general research services agreement with Fidelity Research and Analysis Company has been terminated on behalf of the fund.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 16.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

RRSB-11-01 February 8, 2011
1.832410.114

Supplement to the
Fidelity® Strategic Real Return Fund
Class F
November 29, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 11.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 14.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

RRS-F-11-01 February 8, 2011
1.901356.102

Supplement to the

Fidelity® Strategic Real Return Fund

Class F (FRRFX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 16.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

RRS-FB-11-01 February 8, 2011
1.900970.105

Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Class A, Class T, Class B, and Class C
November 29, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 11.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 14.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

ARRS-11-01 February 8, 2011
1.820981.117

Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Institutional Class
November 29, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 11.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 14.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

ARRSI-11-01 February 8, 2011
1.820980.113

Supplement to the

Fidelity Advisor® Strategic Real Return Fund

Class A (FSRAX), Class T (FSRTX), Class B (FSBRX), Class C (FCSRX), and Institutional Class (FSIRX)

Classes of shares of Fidelity® Strategic Real Return Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2010

Effective immediately, the general research services agreement with Fidelity Research and Analysis Company has been terminated on behalf of the fund.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information supplements the information found in the "Investment Policies and Limitations" section on page 17.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

ARRS/ARRSIB-11-01 February 8, 2011
1.832411.115

Supplement to the

Fidelity® Strategic Dividend & Income® Fund (FSDIX)

A Class of shares of Fidelity Strategic Dividend & Income Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

SDIB-11-01 February 8, 2011
1.796004.113

Supplement to the

Fidelity Advisor® Strategic Dividend & Income® Fund

Class A (FASDX), Class T (FTSDX), Class B (FBSDX), Class C (FCSDX), and Institutional Class (FSIDX)

Classes of shares of Fidelity® Strategic Dividend & Income Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

ASDI/ASDIIB-11-01 February 8, 2011
1.795998.111

Supplement to the

Fidelity Dynamic Strategies Fund (FDYSX)

A Class of shares of Fidelity Dynamic Strategies® Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

The following supplements information found under the "Investment Policies and Limitations" section beginning on page 4.

Investment in Wholly-Owned Subsidiary. The fund may invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary).

The fund wholly owns and controls the Subsidiary, and the fund and Subsidiary are both managed by FMRC. Unlike the fund, the Subsidiary is not registered under the 1940 Act and therefore is not subject to the investor protections of the 1940 Act. The Subsidiary is expected to invest in commodity-related ETFs and ETNs and other commodities and commodity-linked investments. As a result, the Subsidiary is subject to risks similar to those of the fund, including the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general.

By investing in the Subsidiary, the fund may gain exposure to commodity-related ETFs and ETNs and other commodities and commodity-linked investments within the limits of Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as "qualifying income"). Although income from investment in certain commodity-related ETFs and ETNs and certain other commodities and commodity-linked investments typically is not "qualifying income," the fund relies on a private letter ruling received by other Fidelity funds from the Internal Revenue Service ruling that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M. Changes in U.S. or Cayman Islands laws could cause investments in the Subsidiary to fail to work as expected.

The following replaces similar information found under the "Distribution and Taxes" section on page 32.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. For purposes of these rules, the fund relies on a ruling from the Internal Revenue Service that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M.

Investment in the Subsidiary. The fund intends to invest a portion of its assets in the Subsidiary. The Subsidiary, a foreign corporation, is wholly-owned by the fund, and the fund will be considered a "U.S. Shareholder" for purposes of the controlled foreign corporation (CFC) provisions of the Internal Revenue Code. As such, the fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary's "subpart F income." Subpart F income generally will be treated as ordinary income, regardless of the character of the Subsidiary's underlying income. In addition, any losses incurred by the Subsidiary can only offset income earned by the Subsidiary in the same year. Net losses earned by the Subsidiary will not be able to offset income earned by the fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

The following replaces similar information found under the "Management Contract" section on page 41.

The fund has entered into a management contract with FMRC, pursuant to which FMRC furnishes investment advisory and other services. FMRC also manages the Subsidiary.

Management Services. Under the terms of its management contract with the fund, FMRC acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMRC is authorized, in its discretion, to allocate the fund's assets pursuant to its asset allocation strategy. FMRC also provides the fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of the fund or FMRC performing services relating to research, statistical and investment activities.

DYSB-11-01 February 8, 2011
1.881201.104

In addition, FMRC or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the Subsidiary. This arrangement may not be discontinued by FMR as long as its contract with the Subsidiary is in place.

Supplement to the

Fidelity Advisor Dynamic StrategiesSM Fund

Class A (FDASX), Class T (FDTSX), Class B (FDBSX), Class C (FDCSX), and Institutional Class (FDYIX)

Classes of shares of Fidelity Dynamic Strategies® Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

The following supplements information found under the "Investment Policies and Limitations" section beginning on page 4.

Investment in Wholly-Owned Subsidiary. The fund may invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary).

The fund wholly owns and controls the Subsidiary, and the fund and Subsidiary are both managed by FMRC. Unlike the fund, the Subsidiary is not registered under the 1940 Act and therefore is not subject to the investor protections of the 1940 Act. The Subsidiary is expected to invest in commodity-related ETFs and ETNs and other commodities and commodity-linked investments. As a result, the Subsidiary is subject to risks similar to those of the fund, including the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general.

By investing in the Subsidiary, the fund may gain exposure to commodity-related ETFs and ETNs and other commodities and commodity-linked investments within the limits of Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as "qualifying income"). Although income from investment in certain commodity-related ETFs and ETNs and certain other commodities and commodity-linked investments typically is not "qualifying income," the fund relies on a private letter ruling received by other Fidelity funds from the Internal Revenue Service ruling that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M. Changes in U.S. or Cayman Islands laws could cause investments in the Subsidiary to fail to work as expected.

The following replaces similar information found under the "Distribution and Taxes" section on page 33.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. For purposes of these rules, the fund relies on a ruling from the Internal Revenue Service that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M.

Investment in the Subsidiary. The fund intends to invest a portion of its assets in the Subsidiary. The Subsidiary, a foreign corporation, is wholly-owned by the fund, and the fund will be considered a "U.S. Shareholder" for purposes of the controlled foreign corporation (CFC) provisions of the Internal Revenue Code. As such, the fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary's "subpart F income." Subpart F income generally will be treated as ordinary income, regardless of the character of the Subsidiary's underlying income. In addition, any losses incurred by the Subsidiary can only offset income earned by the Subsidiary in the same year. Net losses earned by the Subsidiary will not be able to offset income earned by the fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

The following replaces similar information found under the "Management Contract" section on page 41.

The fund has entered into a management contract with FMRC, pursuant to which FMRC furnishes investment advisory and other services. FMRC also manages the Subsidiary.

Management Services. Under the terms of its management contract with the fund, FMRC acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMRC is authorized, in its discretion, to allocate the fund's assets pursuant to its asset allocation strategy. FMRC also provides the fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of the fund or FMRC performing services relating to research, statistical and investment activities.

ADYS/ADYSIB-11-01 February 8, 2011
1.881202.104

In addition, FMRC or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The fund may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMRC for the management of its portfolio pursuant to which the Subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the Subsidiary. This arrangement may not be discontinued by FMR as long as its contract with the Subsidiary is in place.

Supplement to the
Fidelity® U.S. Bond Index Fund
Class F
October 30, 2010
Prospectus

Effective February 1, 2011, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.05%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.05%

Effective February 1, 2011, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

1 year	$ 5
3 years	$ 16
5 years	$ 28
10 years	$ 64

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 9.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

UBI-F-11-01 February 8, 2011
1.924940.100

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 10.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

The following information replaces the similar information found in the "Fund Management" section on page 19.

The fund's annual management fee rate is 0.05% of its average net assets.

Supplement to the

Fidelity® U.S. Bond Index Fund

Class F (FUBFX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information supplements the information found in the "Investment Policies and Limitations" section on page 12.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

Effective February 1, 2011, the following information replaces the similar information found under the "Management Contract" section on page 25.

Management Fee. For the services of FMR under the management contract, the fund paid FMR a monthly management fee at the annual rate of 0.22% of the fund's average net assets throughout the month for periods prior to February 1, 2011. Effective February 1, 2011, for the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.05% of the fund's average monthly net assets throughout the month.

UBI-FB-11-01 February 8, 2010
1.924939.100

Supplement to the

Fidelity® Series Inflation-Protected Bond Index Fund

Class F (FFIPX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

SIB-FB-11-01 February 8, 2011
1.918645.101